Note 5 - Accounts and Grants Receivable	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	ACCOUNTS AND GRANTS RECEIVABLE

Accounts and grants receivable consist of:

	September 30 , 20 20	December 31 , 20 19
Trade receivable	$249,383	$816,226
Grants receivable	-	22,276
	$249,383	$838,502

As at
September 30, 2020,
the Company had accounts receivable of
$200,726
(
2019
-
$1,001,936
) greater than
30
days overdue and
not
impaired.